Investment in Securities - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($) Investment	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥) Investment	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 CMBS and RMBS in the U.S., and other asset-backed securities USD ($)	Mar. 31, 2012 CMBS and RMBS in the U.S., and other asset-backed securities JPY (¥)	Mar. 31, 2011 CMBS and RMBS in the U.S., and other asset-backed securities JPY (¥)
Schedule of Investments [Line Items]
Net unrealized holding gains (losses) on trading securities	$ 58	¥ 4,730	¥ 2,065	¥ 7,211
Proceeds from sales of available-for-sale securities	3,399	279,367	340,634	181,033
Available-for-sale securities gross realized gains	120	9,882	5,579	7,547
Available-for-sale securities gross realized Losses	12	963	712	640
Write-downs of securities	200	16,470	21,747	23,632
Aggregate carrying amount of other securities accounted for under the cost method	1,027	84,431	67,366
Aggregate carrying amount of other securities not evaluated for impairment	909	74,716	63,590
Non-credit components of other-than-temporary impairments					10	857	392
Approximate number of investment securities in an unrealized loss position	225	225	449
Interest income on investment securities	184	15,169	17,690	20,436
Carrying amount of debt securities acquired with evidence of deterioration of credit quality	71	5,906	7,393
Nominal value of debt securities acquired with evidence of deterioration of credit quality	159	13,125	16,719
Outstanding balance of accretable yield of debt securities acquired with evidence of deterioration of credit quality	$ 49	¥ 4,057	¥ 5,780